Employee Defined Contribution Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Defined Contribution Plan [Abstract]
Defined contribution plan cost	¥ 10,153	¥ 40,829	¥ 18,688